Dividends - Summary of dividends per share (Parenthetical) (Detail) - Rio Tinto Limited [member]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends [Line Items]
Franked final dividend percentage	30.00%	30.00%	30.00%
Franked Interim dividend percentage	30.00%	30.00%	30.00%